CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2024
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	2024	2023	2022
Contract costs incurred to date	$11,241	$13,519	$21,066
Profit recognized to date (less recognized losses)	203	170	2,055
	11,444	13,689	23,121
Less: progress billings	(11,692)	(13,990)	(23,876)
Contract work in progress (liability)	$(248)	$(301)	$(755)
Comprising:
Amounts due from customers — work in progress (1)	$170	$200	$469
Amounts due to customers — creditors (2)	(418)	(501)	(1,224)
Net work in progress	$(248)	$(301)	$(755)
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(1)The change in the balance from December 31, 2023 was due to billed amounts of $2,874 million, additions to work in progress of $2,859 million and a decrease of $15 million from other changes.
(2)The change in the balance from December 31, 2023 was due to recognized revenue of $361 million, additions to work in progress of $311 million and a decrease of $33 million from other changes.